VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—4.8%
Communication Services—0.5%
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	$ 200	$ 150
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	320	304
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	27
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	375	363
		844

Consumer Discretionary—0.8%
Carnival Corp. 144A 7.000%, 8/15/29(1)	70	73
CCM Merger, Inc. 144A 6.375%, 5/1/26(1)	350	341
Clarios Global LP 144A 6.750%, 5/15/28(1)	35	36
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	195	201
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	500	471
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	275	274
		1,396

Consumer Staples—0.6%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	265	268
Coty, Inc. 144A 6.625%, 7/15/30(1)	190	195
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	5
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	380	342
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	225	196
		1,006

Financials—0.7%
Acrisure LLC 144A 4.250%, 2/15/29(1)	240	216
Blackstone Private Credit Fund 144A 7.300%, 11/27/28(1)	530	551
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	212
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	334	355
		1,334

Health Care—0.5%
Community Health Systems, Inc. 144A 6.125%, 4/1/30(1)	75	48
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(1)	260	240
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	550	556
	Par Value	Value

Health Care—continued
Medline Borrower LP 144A 3.875%, 4/1/29(1)	$ 150	$ 136
		980

Industrials—1.0%
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	235	240
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	25	26
Icahn Enterprises LP 4.750%, 9/15/24	550	546
Regal Rexnord Corp.
144A 6.050%, 4/15/28(1)	195	197
144A 6.300%, 2/15/30(1)	270	277
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	330	340
144A 7.125%, 12/1/31(1)	15	16
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	295	277
		1,919

Information Technology—0.1%
Central Parent LLC 144A 8.000%, 6/15/29(1)	50	52
GTCR W-2 Merger Sub LLC 144A 7.500%, 1/15/31(1)	123	130
		182

Materials—0.4%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	590	539
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	130	132
		671

Real Estate—0.2%
VICI Properties LP
4.950%, 2/15/30	300	291
144A 4.625%, 6/15/25(1)	70	69
		360

Total Corporate Bonds and Notes (Identified Cost $8,736)		8,692

Leveraged Loans—89.9%
Aerospace—5.0%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.358%, 2/15/29(2)	650	649
American Airlines, Inc. (3 month Term SOFR + 5.012%) 10.427%, 4/20/28(2)	351	360
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.206%, 6/7/28(2)	1,283	1,284
Dynasty Acquisition Co., Inc.
2023, Tranche B-1 (1 month Term SOFR + 4.000%) 9.356%, 8/24/28(2)	527	528
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Aerospace—continued
2023, Tranche B-2 (1 month Term SOFR + 4.000%) 9.356%, 8/24/28(2)	$ 226	$ 227
Kestrel Bidco, Inc. (1 month Term SOFR + 3.100%) 8.455%, 12/11/26(2)	810	808
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.770%, 6/21/27(2)	753	777
Peraton Corp.
Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.206%, 2/1/28(2)	1,693	1,695
Tranche B-1, Second Lien (3 month Term SOFR + 7.850%) 13.222%, 2/1/29(2)	259	257
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.598%, 8/24/28(2)	1,840	1,847
United AirLines, Inc. Tranche B (1 month Term SOFR + 3.864%) 9.220%, 4/21/28(2)	643	644
		9,076

Chemicals—3.5%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.206%, 11/8/27(2)	1,791	1,796
Innophos Holdings, Inc. (1 month Term SOFR + 3.364%) 8.720%, 2/5/27(2)	1,320	1,293
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.706%, 10/15/28(2)	880	882
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.467%, 4/3/28(2)	1,533	1,537
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.841%, 8/1/30(2)	888	892
		6,400

Consumer Durables—0.6%
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.025%) 7.381%, 1/29/29(2)	1,039	1,036
Consumer Non-Durables—1.9%
DS Parent, Inc.
Tranche B (1 month Term SOFR + 3.750%) 0.000%, 12/16/30(2)(3)	995	948
Tranche B (1 month Term SOFR + 5.850%) 11.206%, 12/8/28(2)	666	665
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.360%, 12/22/26(2)	1,527	1,524
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.606%, 7/31/28(2)	265	266
		3,403

Energy—3.0%
AL GCX Holdings LLC (1 month Term SOFR + 3.600%) 8.945%, 5/17/29(2)	593	593
	Par Value	Value

Energy—continued
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.177%, 12/21/28(2)	$ 1,058	$ 1,055
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 3.000%) 8.388%, 10/4/30(2)	290	290
Hamilton Projects Acquiror LLC (1 month Term SOFR + 4.614%) 9.970%, 6/17/27(2)	648	650
Medallion Midland Acquisition LLC First Lien (3 month Term SOFR + 3.500%) 8.864%, 10/18/28(2)	1,209	1,213
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.710%, 10/5/28(2)	763	764
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(4)(5)	11	—
Traverse Midstream Partners LLC 2023, Tranche B (3 month Term SOFR + 3.850%) 9.240%, 2/16/28(2)	1,014	1,014
		5,579

Financials—4.6%
Acrisure LLC
2020, Tranche B (3 month LIBOR + 3.500%) 9.150%, 2/15/27(2)	1,221	1,216
2023, Tranche B (3 month Term SOFR + 4.500%) 9.888%, 10/18/30(2)	320	320
AssuredPartners, Inc.
2020 (1 month Term SOFR + 3.614%) 8.970%, 2/12/27(2)	913	914
2023 (1 month Term SOFR + 3.864%) 9.220%, 2/12/27(2)	95	95
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.720%, 12/23/26(2)	1,114	1,111
Avolon TLB Borrower 1 U.S. LLC Tranche B-6 (1 month Term SOFR + 2.000%) 7.358%, 6/22/28(2)	651	652
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 2.750%) 8.138%, 6/15/25(2)	958	957
Castlelake Aviation One Designated Activity Co. 2023 (3 month Term SOFR + 2.750%) 8.135%, 10/22/27(2)	678	679
Citadel Securities LP Tranche B (1 month Term SOFR + 2.614%) 7.970%, 7/29/30(2)	1,497	1,499
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.383%, 6/27/29(2)	975	978
		8,421

Food / Tobacco—5.4%
Aramark Services, Inc. Tranche B-5 (1 month Term SOFR + 2.614%) 7.970%, 4/6/28(2)	960	960
Del Monte Foods, Inc. (1 month Term SOFR + 4.350% - 3 month PRIME + 3.250%) 9.706% - 11.750%, 5/16/29(2)	1,148	1,072

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.706%, 1/29/27(2)	$ 1,774	$ 1,774
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.698%, 1/24/29(2)	1,011	975
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.630%, 7/12/29(2)	1,064	1,063
Shearer’s Foods LLC First Lien (1 month Term SOFR + 3.614%) 8.970%, 9/23/27(2)	1,049	1,049
Sigma Bidco B.V. Tranche B-7 (6 month Term SOFR + 4.910%) 10.190% - 10.340%, 1/2/28(2)	2,004	1,964
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.860%, 3/31/28(2)	956	946
		9,803

Food and Drug—0.3%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 9.112%, 10/25/27(2)	545	546
Forest Prod / Containers—3.2%
Anchor Glass Container Corp. 2023, First Lien (1-3 month Term SOFR + 5.428%) 10.827% - 10.896%, 12/7/25(2)	744	608
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 4.275%) 9.631%, 4/13/29(2)	990	993
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 10.476%, 2/12/26(2)	1,308	1,227
Mauser Packaging Solutions Holding Co. (1-3 month Term SOFR + 4.000%) 9.343%, 8/14/26(2)	786	788
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.720%, 3/3/28(2)	1,212	1,203
Trident TPI Holdings, Inc. Tranche B-5 (3 month Term SOFR + 4.500%) 9.848%, 9/15/28(2)	1,018	1,018
		5,837

Gaming / Leisure—6.3%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.706%, 2/6/30(2)	700	701
Carnival Corp.
(1 month Term SOFR + 3.000%) 8.357%, 8/9/27(2)	667	667
2021, Tranche B (1 month Term SOFR + 3.364%) 8.720%, 10/18/28(2)	465	465
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.750%) 10.106%, 9/3/30(2)	683	684
Entain Holdings Gibraltar Ltd. Tranche B (3 month Term SOFR + 2.600%) 7.948%, 3/29/27(2)	706	707
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 9.356%, 1/26/29(2)	995	995
	Par Value	Value

Gaming / Leisure—continued
Flutter Entertainment Public Ltd Co. Tranche B (3 month Term SOFR + 2.350%) 7.698%, 11/25/30(2)	$ 1,205	$ 1,206
J&J Ventures Gaming LLC (3 month Term SOFR + 4.262%) 9.610%, 4/26/28(2)	870	862
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.598%, 8/1/30(2)	380	381
Playa Hotels & Resorts B.V. (1 month Term SOFR + 3.250%) 8.608%, 1/5/29(2)	1,009	1,009
Scientific Games Holdings LP (3 month Term SOFR + 3.250%) 8.664%, 4/4/29(2)	1,243	1,242
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.465%, 4/16/29(2)	1,311	1,313
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.399%, 4/29/26(2)	1,378	1,382
		11,614

Health Care—12.0%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 8.395%, 5/1/30(2)	829	828
Amneal Pharmaceuticals LLC (1 month Term SOFR + 5.500%) 10.856%, 5/4/28(2)	570	559
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 9.356%, 9/14/28(2)	384	383
Catalent Pharma Solutions, Inc.
Tranche B-3 (1 month Term SOFR + 2.114%) 7.471%, 2/22/28(2)	945	925
Tranche B-4 (1 month Term SOFR + 3.000%) 8.356%, 2/22/28(2)	50	50
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.720%, 9/29/28(2)	1,093	1,093
Endo Luxembourg Finance Co. I S.a.r.l. 2021 (3 month PRIME + 6.250%) 14.500%, 3/27/28(6)	530	346
eResearch Technology, Inc. First Lien (1 month Term SOFR + 4.614%) 9.970%, 2/4/27(2)	617	615
Financiere Mendel Tranche B (3 month Term SOFR + 4.250%) 9.616%, 11/12/30(2)	225	225
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.448%, 10/1/27(2)	1,374	1,333
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.698%, 8/19/28(2)	512	509
IVC Acquisition Ltd. Tranche B-9 (3 month Term SOFR + 5.500%) 10.866%, 11/17/28(2)	365	365
Medline Borrower LP (1 month Term SOFR + 3.114%) 8.470%, 10/23/28(2)	2,027	2,035

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 11.140%, 4/22/27(2)	$ 672	$ 578
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month Term SOFR + 3.762%) 9.110%, 11/30/27(2)	1,101	1,101
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.706%, 4/20/29(2)	1,032	1,028
Phoenix Guarantor, Inc.
Tranche B-1 (1 month Term SOFR + 3.364%) 8.720%, 3/5/26(2)	296	296
Tranche B-3 (1 month Term SOFR + 3.614%) 8.970%, 3/5/26(2)	801	800
Phoenix Newco, Inc. First Lien (1 month Term SOFR + 3.364%) 8.720%, 11/15/28(2)	877	882
Pluto Acquisition I, Inc. 2021, First Lien (3 month Term SOFR + 4.262%) 9.650%, 6/22/26(2)	634	492
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.356%, 3/6/27(2)	1,122	1,121
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.106%, 12/11/26(2)	289	288
Southern Veterinary Partners LLC First Lien (1 month Term SOFR + 4.114%) 9.470%, 10/5/27(2)	869	866
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 9.348%, 9/28/30(2)	905	893
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.600%) 8.948%, 10/1/26(2)	1,283	1,289
Surgery Center Holdings, Inc. First Lien (1 month Term SOFR + 3.500%) 8.856%, 12/19/30(2)	1,152	1,156
Team Health Holdings, Inc. (3 month Term SOFR + 5.250%) 10.633%, 3/2/27(2)	394	298
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.895%, 11/20/26(2)	260	244
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.220%, 7/2/25(2)	1,383	1,364
		21,962

Housing—3.0%
84 Lumber Co. (1 month Term SOFR + 2.850%) 8.206%, 11/15/30(2)	290	291
Chariot Buyer LLC (1 month Term SOFR + 3.350%) 8.706%, 11/3/28(2)	877	874
CPG International LLC (1 month Term SOFR + 2.600%) 7.956%, 4/28/29(2)	898	898
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.880%, 2/26/29(2)	554	551
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.864%) 8.220%, 3/18/29(2)	1,213	1,216
	Par Value	Value

Housing—continued
SRS Distribution, Inc.
2021 (1 month Term SOFR + 3.614%) 8.970%, 6/2/28(2)	$ 1,507	$ 1,508
2022 (1 month Term SOFR + 3.600%) 8.956%, 6/2/28(2)	74	74
Summit Materials LLC Tranche B-2 (3 month Term SOFR + 2.500%) 7.826%, 11/30/28(2)	115	115
		5,527

Information Technology—11.3%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.848%, 9/18/26(2)	1,793	1,799
Second Lien (1 month Term SOFR + 6.750%) 12.098%, 9/17/27(2)	747	750
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.883%, 8/15/29(2)	1,169	1,138
BMC Software 2028 (1 month Term SOFR + 4.250%) 9.606%, 12/29/28(2)	230	231
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.720%, 9/21/28(2)	1,294	1,293
Central Parent LLC Tranche B (3 month Term SOFR + 4.000%) 9.348%, 7/6/29(2)	842	845
ConnectWise LLC (3 month Term SOFR + 3.614%) 8.963%, 9/29/28(2)	828	825
Epicor Software Corp.
Tranche C (1 month Term SOFR + 3.364%) 8.720%, 7/30/27(2)	958	960
Tranche D, First Lien (1 month Term SOFR + 3.750%) 9.106%, 7/30/27(2)	55	56
GTCR W Merger Sub LLC Tranche B (1 month Term SOFR + 3.000%) 0.000%, 9/20/30(2)(3)	580	582
Indicor Tranche B (3 month Term SOFR + 4.000%) 9.348%, 11/22/29(2)	913	915
Infinite Bidco LLC Second Lien (3 month Term SOFR + 7.262%) 12.645%, 3/2/29(2)	290	244
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.607%, 1/31/31(2)	450	450
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.750%) 10.098%, 9/16/30(2)	235	235
NCR Atleos LLC Tranche B (1 month Term SOFR + 4.850%) 10.206%, 3/27/29(2)	970	963
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.206%, 1/31/30(2)	925	927
Polaris Newco LLC First Lien (1 month Term SOFR + 4.114%) 9.470%, 6/2/28(2)	985	970
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.720%, 3/10/28(2)	942	941

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Proofpoint, Inc. (1 month Term SOFR + 3.364%) 8.720%, 8/31/28(2)	$ 1,151	$ 1,150
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.470%, 4/24/28(2)	870	862
Sophia LP Tranche B (1 month Term SOFR + 3.600%) 8.956%, 10/7/27(2)	787	788
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.135%, 3/3/30(2)	673	675
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.764%, 5/3/27(2)	55	55
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.764%, 5/4/26(2)	1,916	1,919
Vertiv Group Corp. (1 month Term SOFR + 2.614%) 7.974%, 3/2/27(2)	1,021	1,024
		20,597

Manufacturing—5.4%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.994%, 10/8/27(2)	906	908
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 5.012%) 10.360%, 6/23/28(2)	1,112	1,110
Second Lien (3 month Term SOFR + 8.512%) 13.860%, 6/25/29(2)	400	381
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.691%, 3/15/30(2)	884	885
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.843%, 9/28/28(2)	703	705
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.970%, 10/21/28(2)	1,611	1,612
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.956%, 3/31/27(2)	1,525	1,526
Madison IAQ LLC (1 month Term SOFR + 3.364%) 8.721%, 6/21/28(2)	1,008	1,003
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 9.206%, 2/23/29(2)	905	906
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.706%, 3/17/27(2)	924	922
		9,958

Media / Telecom - Broadcasting—1.5%
Gray Television, Inc. (1 month Term SOFR + 3.114%) 8.457%, 12/1/28(2)	363	360
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.948%, 12/17/26(2)	1,164	1,074
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.720%, 3/15/26(2)	1,237	1,237
		2,671

	Par Value	Value

Media / Telecom - Cable/Wireless Video—3.4%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.606%, 9/18/30(2)	$ 1,230	$ 1,209
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 7.726%, 7/17/25(2)	547	537
2022 (1 month Term SOFR + 4.500%) 9.862%, 1/18/28(2)	1,046	1,009
DIRECTV Financing LLC (3 month Term SOFR + 5.262%) 10.650%, 8/2/27(2)	1,429	1,428
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.610%, 11/12/27(2)	851	832
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.976%, 1/31/28(2)	1,215	1,209
		6,224

Media / Telecom - Diversified Media—1.7%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.390%, 10/30/30(2)	480	481
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.100%) 9.443%, 12/1/28(2)	739	732
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 10.220%, 7/28/28(2)	828	826
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.507%, 4/11/29(2)	1,091	994
		3,033

Media / Telecom - Telecommunications—2.3%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.706%, 11/22/28(2)	957	946
Level 3 Financing, Inc. 2027, Tranche B (1 month Term SOFR + 1.864%) 7.220%, 3/1/27(2)	1,541	1,462
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.395%, 7/31/25(2)	1,320	1,283
Tranche B-12 (3 month LIBOR + 3.688%) 9.343%, 1/31/26(2)	519	487
		4,178

Media / Telecom - Wireless Communications—0.4%
Viasat, Inc. (1 month Term SOFR + 4.500%) 9.833%, 3/2/29(2)	743	727
Metals / Minerals—0.8%
Arsenal Aic Parent LLC Tranche B (1 month Term SOFR + 4.500%) 9.856%, 8/19/30(2)	589	590
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.676%, 7/31/26(2)	951	943
		1,533

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Retail—1.0%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.926%, 11/8/27(2)	$ 840	$ 841
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.598%, 10/28/30(2)	575	576
PetsMart LLC (1 month Term SOFR + 3.850%) 9.206%, 2/11/28(2)	517	511
		1,928

Service—9.0%
AlixPartners LLP (1 month Term SOFR + 2.864%) 8.220%, 2/4/28(2)	1,169	1,171
Allied Universal Holdco LLC (1 month Term SOFR + 3.850%) 9.206%, 5/12/28(2)	557	554
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.956%, 12/11/28(2)	604	593
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.250%) 8.633%, 4/20/29(2)	919	919
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.106%, 3/31/28(2)	632	629
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 2.850%) 8.205%, 2/6/26(2)	1,010	1,011
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.291%, 10/15/30(2)	504	505
Garda World Security Corp. Tranche B-2 (3 month Term SOFR + 4.350%) 9.725%, 10/30/26(2)	915	915
Grab Holdings, Inc. (1 month Term SOFR + 4.614%) 9.970%, 1/29/26(2)	364	365
Kuehg Corp. (3 month Term SOFR + 5.000%) 10.348%, 6/12/30(2)	678	681
NAB Holdings LLC First Lien (3 month Term SOFR + 2.750%) 8.098%, 11/23/28(2)	1,178	1,178
Omnia Partners LLC (3 month Term SOFR + 4.250%) 9.628%, 7/19/30(2)	1,042	1,048
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.470%, 1/21/28(2)	1,141	1,143
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.106%, 2/24/28(2)	937	940
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.706%, 2/10/29(2)	1,150	1,149
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 9.108%, 6/30/28(2)	935	933
Titan Acquisition Ltd. (1 month Term SOFR + 3.114%) 8.470%, 3/28/25(2)	1,247	1,244
TMF Sapphire Bidco B.V. Tranche B-2 (3 month Term SOFR + 5.000%) 10.414%, 5/3/28(2)	320	321
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 9.456%, 11/2/27(2)	564	543
	Par Value	Value

Service—continued
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 8.220%, 3/24/28(2)	$ 573	$ 538
		16,380

Transportation - Automotive—2.1%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1-3 month Term SOFR + 3.600%) 8.957% - 9.007%, 12/13/29(2)	850	851
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.106%, 5/6/30(2)	883	884
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.114%) 9.470%, 5/4/28(2)	969	970
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.395%, 10/28/27(2)	1,284	1,195
		3,900

Utilities—2.2%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.220%, 8/1/25(2)	1,832	1,835
Calpine Construction Finance Co. L P (1 month Term SOFR + 2.250%) 7.606%, 7/31/30(2)	1,026	1,025
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.606%, 8/7/29(2)	303	305
Lightstone HoldCo LLC
Tranche B (3 month Term SOFR + 5.750%) 11.133%, 1/29/27(2)	801	760
Tranche C (3 month Term SOFR + 5.750%) 11.133%, 1/29/27(2)	45	43
		3,968

Total Leveraged Loans (Identified Cost $163,865)		164,301

	Shares
Common Stocks—0.2%
Consumer Discretionary—0.2%
NMG Parent LLC(7)	3,033	303
West Marine(7)	1,450	5
		308

Health Care—0.0%
Envision Healthcare Corp.(4)(7)	6,407	48
Total Common Stocks (Identified Cost $224)		356

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp., 12/29/49(4)(7)	152,810	$ 197
Total Rights (Identified Cost $129)		197

Total Long-Term Investments—95.0% (Identified Cost $172,954)		173,546

Short-Term Investment—3.4%
Money Market Mutual Fund—3.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(8)	6,201,703	6,202
Total Short-Term Investment (Identified Cost $6,202)		6,202

TOTAL INVESTMENTS—98.4% (Identified Cost $179,156)		$179,748
Other assets and liabilities, net—1.6%		2,955
NET ASSETS—100.0%		$182,703

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $7,855 or 4.3% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after December 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received.
(6)	Security in default; interest payments are being received.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Canada	4
Netherlands	2
France	1
Luxembourg	1
Panama	1
Spain	1
Total	100%
† % of total investments as of December 31, 2023.

As of December 31, 2023, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Omnia Partners LLC, (3 month LIBOR + 4.250%) 0.000%, 7/19/30	$98	$97	$98	$1
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$8,692	$—	$8,692	$—
Leveraged Loans	164,301	—	164,301	—(1)
Equity Securities:
Common Stocks	356	—	308	48
Rights	197	—	—	197
Money Market Mutual Fund	6,202	6,202	—	—
Total Investments	$179,748	$6,202	$173,301	$245

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $543 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2023.
See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.